DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 33,298	$ 28,573
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 4,952	$ 7,312
Average Exchange Rate	1.32	1.29
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 3,781	$ 3,610
Average Exchange Rate	0.74	0.75
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 697	$ 256
Average Exchange Rate	72.73	65.24
Foreign exchange contracts | Chile, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 615	$ 0
Average Exchange Rate	647.00	0.00
Foreign exchange contracts | Indian rupees1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 3,829	$ 2,754
Average Exchange Rate	1.21	1.15
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 4,959	$ 2,619
Average Exchange Rate	0.76	0.78
Foreign exchange contracts | Korean won
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 561	$ 578
Average Exchange Rate	1,102	1,100
Foreign exchange contracts | Chinese yuan1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 543	$ 346
Average Exchange Rate	6.85	6.72
Foreign exchange contracts | Brazilian reais
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 78	$ 62
Average Exchange Rate	0.24	0.27
Foreign exchange contracts | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 404	$ 14
Average Exchange Rate	104.45	110.17
Foreign exchange contracts | Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 530	$ 0
Foreign exchange contracts | Colombian pesos1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 370	$ 0
Average Exchange Rate	2,977.00	0.00
Cross currency interest rate swaps [Member] | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 257	$ 272
Average Exchange Rate	1.49	1.45
Cross currency interest rate swaps [Member] | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,454	$ 1,610
Average Exchange Rate	1.00	0.98
Cross currency interest rate swaps [Member] | Indian rupees1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,914	$ 1,914
Average Exchange Rate	1.06	1.06
Cross currency interest rate swaps [Member] | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 4,167	$ 2,442
Average Exchange Rate	0.75	0.76
Cross currency interest rate swaps [Member] | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 750	$ 750
Average Exchange Rate	113.32	113.33
Cross currency interest rate swaps [Member] | Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 15	$ 0
Cross currency interest rate swaps [Member] | Colombian pesos1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 125	$ 299
Average Exchange Rate	3,056	3,056
Foreign exchange options [Member] | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,736	$ 534
Average Exchange Rate	1.31	1.19
Foreign exchange options [Member] | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 500	$ 0
Average Exchange Rate	67.95	0.00
Foreign exchange options [Member] | Indian rupees1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 463	$ 1,801
Average Exchange Rate	1.15	1.21
Foreign exchange options [Member] | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 0	$ 1,000
Average Exchange Rate	0.00	0.76
Foreign exchange options [Member] | Chinese yuan1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 500	$ 0
Average Exchange Rate	7.10	0.00
Foreign exchange options [Member] | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 0	$ 400
Average Exchange Rate	0.00	118.00
Foreign exchange options [Member] | Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 98	$ 0